State Street SPDR Dow Jones International Real Estate ETF Investment Objectives and Goals - State Street SPDR Dow Jones International Real Estate ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® Dow Jones® International Real Estate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Dow Jones International Real Estate ETF (the “Fund”) seeks to provide investment results, before fees and expenses, correspond generally to the total return performance of an index based upon the international real estate market.